Severance and Asset Write-Downs (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013
Severance and Asset Write-Downs [Line Items]
Goodwill, Impairment Loss			$ 11,698,000
Restructuring Reserve	35,700,000		46,700,000
Severance And Other Costs [Member]
Severance and Asset Write-Downs [Line Items]
Severance costs	1,800,000	40,800,000	63,900,000
Goodwill, Impairment Loss		11,700,000
Other Asset Impairment Charges		$ 11,400,000